THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND	RSCIX
ROXBURY/MAR VISTA STRATEGIC GROWTH FUND	RMSIX

(the “Funds”)

Institutional Shares

Supplement dated July 2, 2012 to Prospectus dated November 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus.  It should be retained and read in conjunction with the Prospectus.  Capitalized terms used in this supplement and not otherwise defined shall have the meaning given to them in the Prospectus.

As of July 1, 2012, Professional Funds Distributor, LLC (the “Distributor”) was sold to Foreside Distributors, LLC (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC and Foreside Fund Services, LLC, a subsidiary of Foreside, became the Funds’ Distributor.

Accordingly, effective July 1, 2012:

•                  All references to “Professional Funds Distributor, LLC” are replaced by reference to “Foreside Fund Services, LLC” respectively.

•                  The Distribution section of the chart under “SERVICE PROVIDERS” on page 17 is hereby deleted and replaced with the following:

DISTRIBUTION

Distributor

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

Assists with the distribution of the Funds’ shares.

•                  The first sentence of the “DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS” on page 25 is hereby deleted and replaced with the following:

“Foreside Fund Services, LLC is the Funds’ principal underwriter and serves as the Funds’ distributor in connection with the offering of each Fund’s

Shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund Shares.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND	RSCIX
ROXBURY/MAR VISTA STRATEGIC GROWTH FUND	RMSIX

(the “Funds”)

Institutional Shares

Supplement dated July 2, 2012 to Statement of Additional Information (“SAI”) dated

November 1, 2011

This supplement provides notice of changes in the SAI and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

As of July 1, 2012, Professional Funds Distributor, LLC (the “Distributor”) was sold to Foreside Distributors, LLC (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC and Foreside Fund Services, LLC, a subsidiary of Foreside, became the Funds’ Distributor.

Accordingly, effective July 1, 2012:

•                  All references to “Professional Funds Distributor, LLC” are replaced by reference to “Foreside Fund Services, LLC” respectively.

•                  The 1st paragraph on the cover page of the SAI is hereby deleted in its entirety and replaced with the following:

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Funds’ current prospectus, dated November 1, 2011, as may be amended from time to time.  A copy of the current prospectus, Annual, and Semi-Annual Reports may be obtained, without charge, by writing to the Fund at 4400 Computer Drive, Westborough, ME 01581-1722 or by calling (800) 497-2960 or on the website of The Roxbury Funds at www.RoxburyFunds.com.

•                  The 1st paragraph under “DISTRIBUTION OF SHARES” on page 24 is hereby deleted in its entirety and replaced with the following:

Foreside Fund Services, LLC (the “Distributor”), located at 3 Canal Plaza, Suite 100, Portland, ME 04101, serves as the principal underwriter of the Funds’ shares pursuant to an Underwriting Agreement with the Trust.  Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to distribute shares of the Funds as agent for the Trust.  Shares of the Funds are offered continuously.

The 1st paragraph under “DISTRIBUTION OF SHARES” on page 25 is hereby deleted in its entirety and replaced with the following:

The Underwriting Agreement became effective July 1, 2012 and has an initial two year term.  The agreement shall continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.  The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE